CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 27,332	$ 14,017	$ 3,080
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	27,332	14,017	3,080
Cost of revenues | Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	1,804	201	41
Research and development | Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	3,863	1,596	282
Sales and marketing | Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	8,205	1,105	427
General and administrative | Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 13,460	$ 11,115	$ 2,330